Investment in Aqualung Carbon Capture SA (Details) - Aqualung Carbon Capture AS - Equity investments - CAD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2023
Disclosure of financial assets
Balance, Beginning	$ 3,314	$ 3,221
Effect of change in fair value	72	93
Balance, Ending	$ 3,386	$ 3,314